Related party transactions - Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Balances with related parties
Amounts due to related parties	$ 1,466	$ 7,525
GasLog LNG Services
Balances with related parties
Amounts due to related parties	1,392	7,361
GasLog Ltd.
Balances with related parties
Amounts due to related parties	$ 74	$ 164